Average Annual Total Returns (Invesco V.I. Government Securities Fund)	12 Months Ended
May 02, 2011
Barclays Capital U.S. Aggregate Index
Average Annual Total Returns
Label	Barclays Capital U.S. Aggregate Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
Barclays Capital U.S. Government Index
Average Annual Total Returns
Label	Barclays Capital U.S. Government Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	5.52%
5 Years	5.45%
10 Years	5.42%
Lipper VUF General U.S. Government Funds Index
Average Annual Total Returns
Label	Lipper VUF General U.S. Government Funds Index
1 Year	6.07%
5 Years	5.02%
10 Years	5.08%
Series II shares, Invesco V.I. Government Securities Fund
Average Annual Total Returns
Label	Series II shares: Inception (09/19/01) [1]
Inception Date	Sep. 19, 2001
1 Year	5.10%
5 Years	5.17%
10 Years	4.55%

[1]	Series II shares performance shown prior to the inception date is that of Series I shares restated to reflect the 12b-1 fees applicable to the Series II shares. Series I shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund's Series I shares is May 5, 1993.